Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2020
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 18,451	$ 15,598	$ 13,170	$ 15,795	$ 13,190	$ 10,000
Class II
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 18,241	15,456	13,092	15,739	13,169	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,146	14,103	12,164	14,462	12,599	10,000
Class II
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 15,964	13,969	12,091	14,399	12,569	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,647	13,046	11,506	13,499	11,995	10,000
Class II
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 14,475	12,929	11,423	13,437	11,965	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,403	12,220	11,052	12,716	11,643	10,000
Class II
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 13,254	12,123	10,989	12,674	11,632	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,714	11,010	10,142	11,652	11,099	10,000
Class II
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 11,578	10,907	10,070	11,600	11,078	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,196	19,543	15,516	19,205	15,283	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,196	19,543	15,516	19,205	15,283	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,196	19,543	15,516	19,205	15,283	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,196	19,543	15,516	19,205	15,283	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,196	19,543	15,516	19,205	15,283	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,196	19,543	15,516	19,205	15,283	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,196	19,543	15,516	19,205	15,283	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,196	19,543	15,516	19,205	15,283	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,538	9,420	8,927	10,262	10,423	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,538	9,420	8,927	10,262	10,423	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 20,990	17,721	14,452	17,566	14,547	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,538	9,420	8,927	10,262	10,423	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 20,990	17,721	14,452	17,566	14,547	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,538	9,420	8,927	10,262	10,423	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 17,842	15,546	13,085	15,691	13,560	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,538	9,420	8,927	10,262	10,423	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 17,842	15,546	13,085	15,691	13,560	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,538	9,420	8,927	10,262	10,423	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 15,541	13,955	12,059	14,295	12,811	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,538	9,420	8,927	10,262	10,423	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 15,541	13,955	12,059	14,295	12,811	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,538	9,420	8,927	10,262	10,423	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 13,759	12,629	11,171	13,137	12,147	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,538	9,420	8,927	10,262	10,423	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 13,759	12,629	11,171	13,137	12,147	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,538	9,420	8,927	10,262	10,423	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 11,588	10,984	10,038	11,681	11,285	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,196	19,543	15,516	19,205	15,283	10,000
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Composite Benchmark
Account Value	$ 11,588	10,984	10,038	11,681	11,285	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 24,196	$ 19,543	$ 15,516	$ 19,205	$ 15,283	$ 10,000